RESEARCH AND DEVELOPMENT (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
RESEARCH AND DEVELOPMENT
External services	$ 9,505,373	$ 4,724,797
Personnel costs	3,093,398	1,365,278
Share-based payments (Note 15)	262,976	555,664
Supplies and services	118,390	312,477
Total research and development	$ 12,980,137	$ 6,958,216